Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 07, 2017
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Dec. 07, 2017
Document Effective Date	Dec. 07, 2017
Prospectus Date	May 01, 2017
Global Opportunity Portfolio | Class I
Prospectus:
Trading Symbol	MGGIX
Global Opportunity Portfolio | Class L
Prospectus:
Trading Symbol	MGGLX
Global Opportunity Portfolio | Class A
Prospectus:
Trading Symbol	MGGPX
Global Opportunity Portfolio | Class IS
Prospectus:
Trading Symbol	MGTSX
Global Opportunity Portfolio | Class C
Prospectus:
Trading Symbol	MSOPX